Credit impairment charges/(release) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment charges and other provisions

	2021			2020			2019
	Impairment charges	Recoveries and reimburse-ments[a]	Total	Impairment charges	Recoveries and reimburse-ments[a]	Total	Impairment charges	Recoveries and reimburse-ments[a]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	(361)	240	(121)	4,308	(399)	3,909	1,957	(124)	1,833
Provision for undrawn contractually committed facilities and guarantees provided	(514)	—	(514)	776	—	776	71	—	71
Loans impairment	(875)	240	(635)	5,084	(399)	4,685	2,028	(124)	1,904
Cash collateral and settlement balances	(4)	—	(4)	2	—	2	1	—	1
Financial assets at fair value through other comprehensive income	(8)	—	(8)	2	—	2	1	—	1
Other financial assets measured at cost	(6)	—	(6)	149	—	149	6	—	6
Credit impairment (releases)/charges	(893)	240	(653)	5,237	(399)	4,838	2,036	(124)	1,912
Note
a    Recoveries and reimbursements includes a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £306m (2020 gain: £364m) and cash recoveries of previously written off amounts of £66m (2020: £35m) .